Vessels, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels, Net	Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	$1,312,076	$(367,370)	$944,706
Transfer from Advances for vessels	59,265	—	59,265
Transfer to Assets held for sale	(13,881)	6,343	(7,538)
Depreciation	—	(54,269)	(54,269)
December 31, 2020	$1,357,460	$(415,296)	$942,164
Transfer from Advances for vessels	62,336	—	62,336
Vessels sale	(152,174)	64,207	(87,967)
Depreciation	—	(52,142)	(52,142)
December 31, 2021	$1,267,622	$(403,231)	$864,391

Transfer from Advances for vessels represents advances paid for vessels under construction and vessels acquisitions which were delivered to the Company, completed vessel improvements in respect of ballast water treatment systems (“BWTS”) and sulfur oxide exhaust gas cleaning systems (“Scrubbers”), and vessel improvements in respect of second-hand vessels acquired and comprised:

•During the year ended December 31, 2020: Delivery to the Company of Troodos Oak and BWTS and Scrubbers retrofitting on several vessels; and
•During the year ended December 31, 2021: Delivery to the Company of the vessels Paraskevi 2, Koulitsa 2, Venus Harmony and BWTS and vessel improvements on several vessels.

Transfer to Assets held for sale during the year ended December 31, 2020 relates to the vessel Paraskevi; refer to Note 6 below.

Vessels sale represents the carrying value of vessels sold during the year ended December 31, 2021 and it relates to the sale of the vessels Paraskevi, Vassos, Pedhoulas Builder, Maria, Pedhoulas Farmer, Koulitsa and Pedhoulas Fighter, which were sold during 2021 taking advantage of the significant market improvement. No vessels were sold during the year ended December 31, 2020.

Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired at December 31, 2020 and December 31, 2021.

As of December 31, 2021, 23 vessels owned by the Company with a carrying value of $502,615 had first priority mortgages registered as security for certain of the Company’s loans and credit facilities, while title of ownership is held by the relevant lender for another 11 vessels with a carrying value of $274,565 to secure the relevant sale and lease back financing transactions. See further Note 8.